DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of direct operating costs	The following table presents direct operating costs by nature for the three and six months ended June 30, 2026 and 2025.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2026	2025	2026	2025
Inventory costs	$2,183	$2,150	$4,365	$4,344
Subcontractor and consultant costs	715	754	1,363	1,489
Concession construction materials and labor costs	56	43	104	79
Depreciation and amortization expense	775	767	1,535	1,497
Compensation	715	942	1,416	1,886
Other direct costs	780	809	1,567	1,572
Total	$5,224	$5,465	$10,350	$10,867